Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	true
Amendment Description
Document Period End Date	Dec. 31, 2011
Trading Symbol	bpwrf
Entity Registrant Name	BALATON POWER INC
Entity Central Index Key	0001132704
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	137,846,070
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY